Financial liabilities - Disclosure of changes in derivative instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period	€ 4,786	€ 2,579	€ 566
Issuance		2,158	3,585
Increase in fair value	29,935	1,462	3,046
Decrease in fair value	(3,620)	(1,413)	(1,006)
Repurchases	(4,427)		(2,591)
Exercises	(26,674)		(1,021)
Derivative financial liabilities at end of period	0	4,786	2,579
Kreos A BSA
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period	0	0	275
Issuance		0	0
Increase in fair value	0	0	986
Decrease in fair value	0	0	0
Repurchases	0		(489)
Exercises	0		(771)
Derivative financial liabilities at end of period	0	0	0
Kreos B BSA
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period	0	0	149
Issuance		0	0
Increase in fair value	0	0	440
Decrease in fair value	0	0	0
Repurchases	0		(339)
Exercises	0		(250)
Derivative financial liabilities at end of period	0	0	0
OCEANE conversion option
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period	0	0	142
Issuance		0	0
Increase in fair value	0	0	1,620
Decrease in fair value	0	0	0
Repurchases	0		(1,762)
Exercises	0		0
Derivative financial liabilities at end of period	0	0	0
Kreos/Claret BSA
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period	1,166	2,579	0
Issuance		0	3,585
Increase in fair value	29,935	0	0
Decrease in fair value	0	(1,413)	(1,006)
Repurchases	(4,427)		0
Exercises	(26,674)		0
Derivative financial liabilities at end of period	0	1,166	2,579
Kreos/Claret Minimal Return Indemnifications
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period	3,620	0	0
Issuance		2,158	0
Increase in fair value	0	1,462	0
Decrease in fair value	(3,620)	0	0
Repurchases	0		0
Exercises	0		0
Derivative financial liabilities at end of period	€ 0	€ 3,620	€ 0